Common shares (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended	0 Months Ended
	Feb. 10, 2011	Feb. 16, 2011	Mar. 31, 2012	Mar. 31, 2011	Jan. 29, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 21, 2012	Dec. 31, 2012	Dec. 31, 2011
Common Shares [Line Items]
Common shares, par value (in dollars per share)						$ 5.00	$ 5.00
Authorized share capital (shares)						400,000,000	400,000,000
Authorized share capital						$ 2,000.0	$ 2,000.0
Issued and fully paid share capital (shares)						243,516,514	230,003,000
Issued and fully paid share capital						1,217.6	1,150.0
Treasury shares held by Company (shares)						(2,373,863)	(2,373,863)
Treasury shares held by Company						(11.9)	(11.9)
Outstanding shares in issue (shares)						241,142,651	227,629,137
Outstanding shares in issue						1,205.7	1,138.1
Share premium						0		834.3
Contributed surplus						834.3	834.3
North Atlantic Restructuring
Common Shares [Line Items]
Contributed deficit				1,307.1		$ 1,188.4	$ 1,188.4		$ 1,188.4	$ 1,188.4
Formation of Company
Common Shares [Line Items]
Stock issued during period, shares, new issues	3,000
Private Placement
Common Shares [Line Items]
Stock issued during period, shares, new issues		50,000,000	30,000,000
Stock Issued to Parent
Common Shares [Line Items]
Stock issued during period, shares, new issues				150,000,000
Initial Public Offering
Common Shares [Line Items]
Stock issued during period, shares, new issues					13,513,514